Impairments of streams, royalties and other interests - Impairment charges and expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges		$ 0
Total impairment reversals (charges) and expected credit losses	$ (4,300)	148,034
Nevada Copper
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	0	(83,920)
Total impairment reversals (charges) and expected credit losses	0
Elevation Gold
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	0	(18,688)
Other
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	0	(4,438)
Loan receivable - Nevada Copper
Impairment of Streams, Royalties and other interests
Loan receivables impairment reversals (charges) and expected credit losses	0	(20,197)
Loan receivable - Elevation
Impairment of Streams, Royalties and other interests
Loan receivables impairment reversals (charges) and expected credit losses	4,300	(21,380)
Other
Impairment of Streams, Royalties and other interests
Loan receivables impairment reversals (charges) and expected credit losses	$ 0	$ 589